Rule 497(d)
                                                            File No. 333-143964


                      FIRST TRUST EXCHANGE-TRADED FUND II

                   FIRST TRUST ISE CLOUD COMPUTING INDEX FUND
                                  (the "Fund")

                SUPPLEMENT TO THE PROSPECTUS DATED JULY 6, 2011

                              DATED JULY 18, 2011

      The disclosure in the Prospectus is revised in the following manner:

      1. In the "Principal Investment Strategies" section, the penultimate sentence in the third paragraph is revised to read as follows:

      The Index components are reviewed semi-annually for eligibility.

      2. Page 12 of the Prospectus is revised so that any reference to "quarterly rebalance periods" is hereby changed to "semi-annual rebalance periods."

      3. The first and second sentences in the "Index Rebalancing" section are revised to read as follows:

      The Index has a semi-annual review in June and December of each year. Component changes are made after the close of the third Friday of June and December and become effective on the next trading day.

   PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND PROSPECTUS FOR FUTURE REFERENCE